Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Comstock Funds, Inc.
Entity Central Index Key	0000830779
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000073498
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class AAA
Trading Symbol	COMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class AAA	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class AAA	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
10/14	10,000	10,000	10,000	10,000
10/15	9,131	10,520	10,172	10,095
10/16	8,072	10,994	10,664	10,808
10/17	6,179	13,592	10,776	12,888
10/18	5,822	14,591	10,527	13,347
10/19	4,905	16,682	11,855	14,825
10/20	4,453	18,302	12,694	13,576
10/21	4,334	26,156	12,633	19,376
10/22	4,488	22,334	10,607	18,500
10/23	4,607	24,599	10,685	18,247
10/24	4,976	33,952	11,778	24,049

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class AAA	4.31%	8.01%	0.29%	(6.74)%
S&P 500 Index	14.08%	38.02%	15.27%	13.00%
Bloomberg US Government / Credit Bond Index	5.14%	10.23%	(0.13)%	1.65%
MSCI USA Value Index	11.55%	31.80%	10.16%	9.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 6,774,365
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ (83,336)
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,774,365 Number of Portfolio Holdings101 Portfolio Turnover Rate93% Management Fees$(83,336)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

HashiCorp Inc.	4.5%
Kellanova	4.5%
Axonics Inc.	3.6%
Stericycle Inc.	3.6%
Amedisys Inc.	3.3%
R1 RCM Inc.	3.1%
Catalent Inc.	2.8%
Juniper Networks Inc.	2.7%
United States Steel Corp.	2.7%
Endeavor Group Holdings Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund’s Board of Directors approved a change in the Fund’s fiscal year end to December 31.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002843
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class C
Trading Symbol	CPCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class C	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class C	Comstock Capital Value Fund - Class C (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
10/14	10,000	10,000	10,000	10,000	10,000
10/15	9,059	8,968	10,520	10,172	10,095
10/16	7,957	7,797	10,994	10,664	10,808
10/17	6,048	5,864	13,592	10,776	12,888
10/18	5,644	5,418	14,591	10,527	13,347
10/19	4,731	4,494	16,682	11,855	14,825
10/20	4,260	4,007	18,302	12,694	13,576
10/21	4,139	3,853	26,156	12,633	19,376
10/22	4,301	3,965	22,334	10,607	18,500
10/23	4,408	4,024	24,599	10,685	18,247
10/24	4,757	4,303	33,952	11,778	24,049

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class C	4.20%	7.92%	0.11%	(7.16)%
Comstock Capital Value Fund - Class C (includes sales charge)	3.20%	6.92%	0.11%	(7.16)%
S&P 500 Index	14.08%	38.02%	15.27%	13.00%
Bloomberg US Government / Credit Bond Index	5.14%	10.23%	(0.13)%	1.65%
MSCI USA Value Index	11.55%	31.80%	10.16%	9.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 6,774,365
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ (83,336)
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,774,365 Number of Portfolio Holdings101 Portfolio Turnover Rate93% Management Fees$(83,336)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

HashiCorp Inc.	4.5%
Kellanova	4.5%
Axonics Inc.	3.6%
Stericycle Inc.	3.6%
Amedisys Inc.	3.3%
R1 RCM Inc.	3.1%
Catalent Inc.	2.8%
Juniper Networks Inc.	2.7%
United States Steel Corp.	2.7%
Endeavor Group Holdings Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund’s Board of Directors approved a change in the Fund’s fiscal year end to December 31.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002844
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class I
Trading Symbol	CPCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class I	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class I	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
10/14	10,000	10,000	10,000	10,000
10/15	9,059	10,520	10,172	10,095
10/16	7,957	10,994	10,664	10,808
10/17	6,048	13,592	10,776	12,888
10/18	5,644	14,591	10,527	13,347
10/19	4,731	16,682	11,855	14,825
10/20	4,260	18,302	12,694	13,576
10/21	4,139	26,156	12,633	19,376
10/22	4,301	22,334	10,607	18,500
10/23	4,408	24,599	10,685	18,247
10/24	4,757	33,952	11,778	24,049

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class I	4.17%	7.73%	0.37%	(6.56)%
S&P 500 Index	14.08%	38.02%	15.27%	13.00%
Bloomberg US Government / Credit Bond Index	5.14%	10.23%	(0.13)%	1.65%
MSCI USA Value Index	11.55%	31.80%	10.16%	9.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 6,774,365
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ (83,336)
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,774,365 Number of Portfolio Holdings101 Portfolio Turnover Rate93% Management Fees$(83,336)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

HashiCorp Inc.	4.5%
Kellanova	4.5%
Axonics Inc.	3.6%
Stericycle Inc.	3.6%
Amedisys Inc.	3.3%
R1 RCM Inc.	3.1%
Catalent Inc.	2.8%
Juniper Networks Inc.	2.7%
United States Steel Corp.	2.7%
Endeavor Group Holdings Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund’s Board of Directors approved a change in the Fund’s fiscal year end to December 31.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002841
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class A
Trading Symbol	DRCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class A	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class A	Comstock Capital Value Fund - Class A (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
10/14	10,000	10,000	10,000	10,000	10,000
10/15	9,107	8,583	10,520	10,172	10,095
10/16	8,060	7,098	10,994	10,664	10,808
10/17	6,166	5,118	13,592	10,776	12,888
10/18	5,798	4,535	14,591	10,527	13,347
10/19	4,893	3,608	16,682	11,855	14,825
10/20	4,440	3,086	18,302	12,694	13,576
10/21	4,321	2,830	26,156	12,633	19,376
10/22	4,476	2,932	22,334	10,607	18,500
10/23	4,595	2,837	24,599	10,685	18,247
10/24	4,952	2,881	33,952	11,778	24,049

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class A	4.07%	7.77%	0.24%	(6.79)%
Comstock Capital Value Fund - Class A (includes sales charge)	(1.91)%	1.57%	(0.94)%	(7.34)%
S&P 500 Index	14.08%	38.02%	15.27%	13.00%
Bloomberg US Government / Credit Bond Index	5.14%	10.23%	(0.13)%	1.65%
MSCI USA Value Index	11.55%	31.80%	10.16%	9.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 6,774,365
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ (83,336)
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,774,365 Number of Portfolio Holdings101 Portfolio Turnover Rate93% Management Fees$(83,336)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

HashiCorp Inc.	4.5%
Kellanova	4.5%
Axonics Inc.	3.6%
Stericycle Inc.	3.6%
Amedisys Inc.	3.3%
R1 RCM Inc.	3.1%
Catalent Inc.	2.8%
Juniper Networks Inc.	2.7%
United States Steel Corp.	2.7%
Endeavor Group Holdings Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund’s Board of Directors approved a change in the Fund’s fiscal year end to December 31.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends